NATURE OF OPERATIONS	12 Months Ended
Mar. 31, 2018
Notes
NATURE OF OPERATIONS

1.             NATURE OF OPERATIONS

Portage Biotech Inc. (“the Company”) is incorporated in the British Virgin Islands (“BVI”) with its registered office located at FH Chambers, P.O. Box 4649, Road Town, Tortola, BVI. Its Toronto agent, Portage Services Ltd., is located at 47 Avenue Road, Suite 200, Toronto, Ontario, M5R 2G3, Canada.

The Company is a reporting issuer with the Ontario Securities Commission and US Securities and Exchange Commission and its shares trade on the OTC Markets under the trading symbol “PTGEF,” and are also listed for trading in US currency on the Canadian Securities Exchange under the symbol “PBT.U”.

The Company is engaged in researching and developing pharmaceutical and biotech products through to clinical “proof of concept” with an initial focus on unmet clinical needs. Following proof of concept, the Company will look to sell or license the products to large pharmaceutical companies for further development and commercialization.

The Company’s subsidiaries are in the pre-clinical stage, and as such no revenue has been generated from their operations.